Property and Equipment - Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Property and equipment, gross	$ 6,980,553	$ 5,561,958
Less: accumulated depreciation	(2,085,074)	(1,704,758)
Property and equipment, net	4,895,479	3,857,200
Mechanical equipment [Member]
Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Property and equipment, gross	6,250,038	5,182,648
Leasehold improvements [Member]
Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Property and equipment, gross	303,418
Electronic equipment [Member]
Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Property and equipment, gross	76,359	36,360
Vehicles [Member]
Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Property and equipment, gross	$ 350,738	$ 342,950